Fair Value of Financial Instruments - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Selling, general, and administrative
Revelyst Business
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling, general, and administrative
Revelyst Business | Contingent Consideration Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration payable	$ 2,806	$ 3,556	$ 20,274
QuietKat | Revelyst Business | Contingent Consideration Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration payable		750
Stone Glacier | Revelyst Business | Contingent Consideration Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration payable	$ 2,806	2,806
Fox Racing | Revelyst Business | Contingent Consideration Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration payable		$ 0